Leases (Lease Cost) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease cost	$ 160	$ 153	$ 149
Short-term lease cost	54	54	39
Variable lease cost	44	41	43
Amortization of finance right-of-use assets	11	11	11
Total lease cost	$ 269	$ 259	$ 242